Note 7 - Pensions and Other Postretirement Benefits (Details) - Amounts Recognized in the Company's Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Change in plan assets:
Fair value of plan assets at end of year	$ 75,565	$ 70,889
Amounts recognized in the Consolidated Balance Sheets consist of:
Noncurrent liabilities	4,496
Pension Plan [Member]
Note 7 - Pensions and Other Postretirement Benefits (Details) - Amounts Recognized in the Company's Consolidated Balance Sheets [Line Items]
Accumulated benefit obligation at end of year	65,454	57,632
Change in benefit obligation:
Benefit obligation at beginning of year	70,635	81,148
Benefit obligation at end of year	80,069	70,635	81,148
Service cost	2,904	3,144	3,188
Interest cost	2,896	2,851	2,803
Settlement cost		191
Benefits paid	(3,584)	(11,371)
Actuarial loss (gain)	7,219	(5,328)	(2,441)
Change in plan assets:
Fair value of plan assets at beginning of year	70,889	73,631
Fair value of plan assets at end of year	75,573	70,889	73,631
Funded status at end of year	(4,496)	254
Actual return on plan assets	5,768	4,429
Employer contributions	2,500	4,200
Benefits paid	(3,584)	(11,371)
Amounts recognized in the Consolidated Balance Sheets consist of:
Noncurrent assets		254
Total assets		254
Noncurrent liabilities	(4,496)
Total liabilities	(4,496)
Amounts recognized in accumulated other comprehensive loss consist of:
Net actuarial loss (gain)	28,836	24,295
Deferred tax (benefit) expense	(11,162)	(9,496)
After tax actuarial loss (gain)	17,674	14,799
Postretirement Benefits [Member]
Note 7 - Pensions and Other Postretirement Benefits (Details) - Amounts Recognized in the Company's Consolidated Balance Sheets [Line Items]
Accumulated benefit obligation at end of year	22,813	19,794
Change in benefit obligation:
Benefit obligation at beginning of year	19,794	23,794
Benefit obligation at end of year	22,813	19,794	23,794
Service cost	907	1,153	1,156
Interest cost	845	724	871
Benefits paid	(1,736)	(1,370)
Effect of foreign exchange	(49)	(68)
Actuarial loss (gain)	3,052	(4,439)	647
Change in plan assets:
Funded status at end of year	(22,813)	(19,794)
Employer contributions	1,736	1,370
Benefits paid	(1,736)	(1,370)
Amounts recognized in the Consolidated Balance Sheets consist of:
Current liabilities	(1,516)	(1,401)
Noncurrent liabilities	(21,297)	(18,393)
Total liabilities	(22,813)	(19,794)
Amounts recognized in accumulated other comprehensive loss consist of:
Net actuarial loss (gain)	(7,601)	(11,871)
Deferred tax (benefit) expense	2,915	4,471
After tax actuarial loss (gain)	$ (4,686)	$ (7,400)